EMERGEN ENERGY LLC INTANGIBLE ASSETS – BESS and Solar Development Projects (Details Narrative)	Apr. 24, 2024 $ / shares shares	Apr. 24, 2024 USD ($) $ / shares shares
Goodwill and Intangible Assets Disclosure [Abstract]
Stock Issued During Period, Shares, Acquisitions | shares	222,222,000	222,222,000
Investment Owned, Net Assets, Percentage	100.00%	100.00%
Shares Issued, Price Per Share | $ / shares	$ 0.10	$ 0.10
Stock Issued During Period, Value, Acquisitions | $		$ 22,222,200